Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating segments
Schedule of geographic segments

	2023		2022		2021
Operating revenues:
Domestic (Mexico)	US$	2,060,744	US$	1,909,744	US$	1,661,927
International:
United States of America		931,184		758,609		509,976
Central America and South America		267,045		178,837		49,775
Non-derivative financial instruments		—		—		(21,378)
Total operating revenues	US$	3,258,973	US$	2,847,190	US$	2,200,300